MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Schedule of Investments

September 30, 2025 (Unaudited)

Mutual Funds (95.2%)	Shares	Value

Dodge & Cox Global Bond Class I	75,930	$ 857,249
Victory Core Plus Intermediate Bond	90,580	844,207
Artisan High Income Advisor Class	89,795	831,500
Dodge & Cox Income Class I	63,792	817,815
Fidelity Select Utilities Portfolio	5,949	808,512
River Canyon Total Return Bond Class I	78,124	789,055
PIMCO Income Class I	71,705	780,155
Vanguard Emerging Markets Bond Admiral Class	30,409	743,186
Fidelity Multi-Asset Income	47,102	737,145
Franklin Convertible Securities Advisor Class	28,675	719,749
PIMCO Inflation Response Multi-Asset Class I	76,328	698,402
Vanguard Tax-Managed Balance Admiral Class	13,833	670,611
BrandywineGLOBAL High Yield Class I	61,977	635,880
Permanent Portfolio Oermanent Class I	8,626	629,155
Fidelity Floating Rate High Income	65,684	601,669
PIMCO Low Duration Income Class I	65,057	536,717
CrossingBridge Low Duration High Income Class I	51,128	499,008
BBH Limited Duration Class I	44,625	469,008
BNY Mellon Floating Rate Income Class I	40,577	449,188
T Rowe Price Floating Rate	43,956	407,033
T Rowe Price Global Multi-Sector Bond Investor Class	34,369	346,095

Total Mutual Funds (Cost $ 13,201,800)		13,871,339

Short-Term Securities (4.4%)

Fidelity Institutional Money Market Government Portfolio Class I (Cost $ 635,466)		635,446

Total Short-term Securities		635,466

Total Investments in Securities (Cost $ 13,837,246) (99.6%)		14,506,785

Net Other Assets and Liabilities (0.4%)		55,874

Net Assets (100%)		$ 14,562,659

As of September 30, 2025, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investment securities	$13,201,800
Unrealized appreciation	801,944
Unrealized depreciation	132,405
Net unrealized appreciation (depreciation)	669,539

MH Elite Portfolio of Funds Trust

September 30, 2025 (Unaudited)

Security Valuation - ASC 820 (formerly Statement of Financial Accounting Standards No. 157) establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.  The topic establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

All securities purchased by the Funds trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Funds’ securities on a daily basis.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2025:

MH Elite Income Fund of Funds

Description	Level 1 – Quoted prices	Level 2 – Other significant observable inputs	Level 3 – Significant unobservable inputs	Total
Mutual Funds	$ 13,871,339	-	-	$ 13,871,339
Short Term Investments	635,446	-	-	635,446
Total Investments in Securities	$ 14,506,785	-	-	$ 14,506,785

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semi-annual or annual report to shareholders.